Annual Total Returns[BarChart] - SA Putnam International Growth and Income Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.77%)	21.36%	21.94%	(9.42%)	(1.57%)	1.42%	24.61%	(17.68%)	20.32%	3.75%